Guarantor and Non-Guarantor Financial Statements (Tables)	3 Months Ended
Mar. 31, 2013
Guarantor and Non-Guarantor Financial Statements [Abstract]
Condensed Consolidating Balance Sheet

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$69,765	$—	$1	$37,548	$22,299	$9,917
Intercompany receivables - current	—	(208,538)	—	170,592	21,213	16,733
Accounts receivable, net	217,931	—	—	—	198,036	19,895
Related party receivables	24,721	—	—	—	24,721	—
Inventories	177,112	—	—	—	147,341	29,771
Deferred tax assets	28,297	—	—	1,447	25,673	1,177
Other current assets	34,168	—	—	504	25,446	8,218

Total current assets	551,994	(208,538)	1	210,091	464,729	85,711
Property, plant and equipment, net	160,795	—	—	—	119,642	41,153
Investment in subsidiaries	—	(1,087,470)	266,616	726,065	94,789	—
Goodwill	308,675	—	—	—	278,825	29,850
Other intangible assets, net	393,391	—	—	—	385,912	7,479
Intercompany receivables - non-current	—	(8,591)	—	—	8,591	—
Deferred financing costs, net	16,784	—	—	16,784	—	—
Other long-term assets	3,742	—	—	—	3,123	619

Total assets	$1,435,381	$(1,304,599)	$266,617	$952,940	$1,355,611	$164,812

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$133,347	$—	$—	$—	$109,828	$23,519
Current maturities of long-term debt	2,485	—	—	2,314	166	5
Related party payables	581	—	15	—	202	364
Intercompany payables - current	—	(208,538)	—	—	188,408	20,130
Accrued expenses and other current liabilities	106,695	—	1	5,605	90,839	10,250

Total current liabilities	243,108	(208,538)	16	7,919	389,443	54,268
Long-term debt, less current maturities	690,064	—	—	689,404	626	34
Pension and other post-retirement liabilities	119,421	—	—	—	118,829	592
Deferred tax liabilities	113,820	—	—	(10,999)	119,293	5,526
Intercompany payables - non-current	—	(8,591)	—	—	—	8,591
Other long-term liabilities	2,367	—	—	—	1,355	1,012
Total shareholder’s equity (deficit)	266,601	(1,087,470)	266,601	266,616	726,065	94,789

Total liabilities and shareholder’s equity (deficit)	$1,435,381	$(1,304,599)	$266,617	$952,940	$1,355,611	$164,812

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables - current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables - non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables - current	—	(209,525)	—	—	188,358	21,167
Accrued expenses and other current liabilities	115,453	1	—	15,389	90,742	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other post-retirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables - non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Statement of Comprehensive Income (Loss)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$245,857	$(27,988)	$—	$—	$232,453	$41,392
Cost of sales	198,625	(27,988)	—	—	189,415	37,198

Gross profit	47,232	—	—	—	43,038	4,194
Operating expenses
Selling and warehousing	(18,080)	—	—	—	(16,509)	(1,571)
General and administrative	(15,725)	—	—	(5,002)	(9,335)	(1,388)
Amortization of acquired intangible assets	(5,544)	—	—	—	(5,310)	(234)
Restructuring costs, net	(320)	—	—	—	(44)	(276)
Antitrust litigation costs	(24)	—	—	—	(24)	—

Operating income (loss)	7,539	—	—	(5,002)	11,816	725
Other expense
Interest expense, net	(13,455)	—	—	(13,482)	(4)	31
Intercompany interest	—	—	—	5,568	(5,489)	(79)
Miscellaneous, net	(1,331)	—	1	—	(1,328)	(4)

Income (loss) before income taxes	(7,247)	—	1	(12,916)	4,995	673
Income tax (expense) benefit	2,190	—	—	4,711	(1,995)	(526)

Net income (loss) before equity in earnings of subsidiaries	(5,057)	—	1	(8,205)	3,000	147
Equity in earnings of subsidiaries	—	1,764	(5,058)	3,147	147	—

Net income (loss)	$(5,057)	$1,764	$(5,057)	$(5,058)	$3,147	$147

Comprehensive income (loss)	$(4,560)	$(3,955)	$300	$(4,561)	$3,644	$12

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$261,631	$(29,753)	$—	$—	$249,734	$41,650
Cost of sales	194,634	(29,753)	—	—	187,979	36,408

Gross profit	66,997	—	—	—	61,755	5,242
Operating expenses
Selling and warehousing	(17,598)	—	—	—	(15,775)	(1,823)
General and administrative	(15,708)	—	(8)	(3,171)	(11,478)	(1,051)
Amortization of acquired intangible assets	(5,526)	—	—	—	(5,295)	(231)
Restructuring costs, net	4	—	—	—	(406)	410
Antitrust litigation costs	(530)	—	—	—	(530)	—

Operating income (loss)	27,639	—	(8)	(3,171)	28,271	2,547
Other expense
Interest expense, net	(13,868)	—	—	(13,838)	(16)	(14)
Intercompany interest	—	—	—	5,568	(5,479)	(89)
Miscellaneous, net	(1,524)	—	—	—	(1,524)	—

Income (loss) before income taxes	12,247	—	(8)	(11,441)	21,252	2,444
Income tax (expense) benefit	(5,394)	—	—	4,010	(8,347)	(1,057)

Net income (loss) before equity in earnings of subsidiaries	6,853	—	(8)	(7,431)	12,905	1,387
Equity in earnings of subsidiaries	—	(22,540)	6,861	14,292	1,387	—

Net income (loss)	$6,853	$(22,540)	$6,853	$6,861	$14,292	$1,387

Comprehensive income (loss)	$25,022	$(81,211)	$44,624	$25,030	$32,461	$4,118

Condensed Consolidating Statement of Cash Flow

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$(650)	$—	$—	$(22,581)	$23,884	$(1,953)

Cash flows from investing activities:
Capital expenditures	(7,284)	—	—	—	(6,504)	(780)
Proceeds from sale of property, plant and equipment	21	—	—	—	—	21

Net cash used in investing activities	(7,263)	—	—	—	(6,504)	(759)
Cash flows from financing activities:
Debt repayments	(1,452)	—	—	(1,436)	(16)	—
Change in intercompany indebtedness	—	—	—	—	14	(14)

Net cash provided by (used in) financing activities	(1,452)	—	—	(1,436)	(2)	(14)
Effect of exchange rate changes on cash	213	—	—	—	—	213

Net increase (decrease) in cash and cash equivalents	(9,152)	—	—	(24,017)	17,378	(2,513)
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$69,765	$—	$1	$37,548	$22,299	$9,917

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$11,888	$—	$—	$(16,861)	$25,137	$3,612

Cash flows from investing activities:
Capital expenditures	(10,728)	—	—	—	(9,445)	(1,283)
Proceeds from sale of property, plant and equipment	1,394	—	—	—	2	1,392

Net cash provided by (used in) investing activities	(9,334)	—	—	—	(9,443)	109
Cash flows from financing activities:
Debt repayments	(825)	—	—	(750)	(75)	—
Change in intercompany indebtedness	—	—	—	51,211	(48,353)	(2,858)

Net cash provided by (used in) financing activities	(825)	—	—	50,461	(48,428)	(2,858)
Effect of exchange rate changes on cash	255	—	—	—	—	255

Net increase (decrease) in cash and cash equivalents	1,984	—	—	33,600	(32,734)	1,118
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$69,681	$—	$—	$33,616	$22,841	$13,224